Trade payables and other liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other liabilities

Note 23	Trade payables and other liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2021	2020
Trade payables and accruals		2,931	2,595
Compensation payable		622	592
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	29	149	149
Provisions	26	81	53
Derivative liabilities	29	40	69
Severance and other costs payable		32	23
Commodity taxes payable		31	33
CRTC deferral account obligation	29	23	13
Other current liabilities (2)		546	408
Total trade payables and other liabilities		4,455	3,935
(1)Represents BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other income (expense) in the income statements.
(2)Includes an $82 million liability related to committed funding from the Government of Québec. See Note 15, Restricted cash, for additional details.